Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	1,661	$1,061,661
0.25%, 11/21/25(a)	AUD	1,268	783,186
3.25%, 04/21/25(a)	AUD	1,250	828,953
4.25%, 04/21/26(a)	AUD	1,220	826,874
			3,500,674
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 04/20/25(b)	EUR	770	800,136
1.20%, 10/20/25(b)	EUR	750	790,073
1.65%, 10/21/24(b)	EUR	734	789,763
2.00%, 07/15/26(b)	EUR	400	426,870
4.85%, 03/15/26(b)	EUR	622	712,476
			3,519,318
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.50%, 10/22/24(b)	EUR	684	725,736
0.80%, 06/22/25(b)	EUR	1,170	1,230,328
1.00%, 06/22/26(b)	EUR	890	924,246
4.50%, 03/28/26(b)	EUR	583	663,572
			3,543,882
Canada — 4.6%
Canada Government Bond
3.00%, 10/01/25	CAD	450	330,014
3.50%, 08/01/25	CAD	320	237,270
3.75%, 05/01/25	CAD	370	275,708
Canadian Government Bond
0.25%, 03/01/26	CAD	610	415,969
0.50%, 09/01/25	CAD	480	334,378
1.25%, 03/01/25	CAD	190	136,354
1.50%, 09/01/24	CAD	318	232,231
1.50%, 04/01/25	CAD	268	192,428
1.50%, 06/01/26	CAD	110	77,320
2.25%, 06/01/25	CAD	260	188,827
2.75%, 08/01/24	CAD	340	251,940
3.00%, 11/01/24	CAD	470	347,721
3.00%, 04/01/26	CAD	100	73,163
3.75%, 02/01/25	CAD	360	268,384
0.75%, 10/01/24	CAD	240	173,312
			3,535,019
Denmark — 3.1%
Denmark Government Bond
0.00%, 11/15/24	DKK	9,228	1,305,705
1.75%, 11/15/25	DKK	7,750	1,109,887
			2,415,592
Finland — 4.3%
Finland Government Bond
0.00%, 09/15/24(b)	EUR	459	485,513
0.50%, 04/15/26(b)	EUR	1,030	1,059,372
0.88%, 09/15/25(b)	EUR	689	722,132
4.00%, 07/04/25(b)	EUR	936	1,043,057
			3,310,074
France — 10.2%
French Republic Government Bond OAT
0.00%, 02/25/25(a)	EUR	723	755,510
0.00%, 03/25/25(a)	EUR	760	792,502
0.00%, 02/25/26(a)	EUR	1,110	1,129,400
Security	Par (000)		Value

France (continued)
0.50%, 05/25/25(a)	EUR	1,152	$1,206,206
0.50%, 05/25/26(a)	EUR	1,160	1,190,095
1.00%, 11/25/25(a)	EUR	700	733,554
1.75%, 11/25/24(a)	EUR	750	807,391
3.50%, 04/25/26(a)	EUR	770	856,182
6.00%, 10/25/25(a)	EUR	390	454,490
			7,925,330
Germany — 8.1%
Bundesobligation
0.00%, 10/18/24(a)	EUR	530	559,799
0.00%, 04/11/25(a)	EUR	355	370,490
0.00%, 10/10/25(a)	EUR	560	577,164
0.00%, 04/10/26(a)	EUR	660	673,052
Series G, 0.00%, 10/10/25(a)	EUR	100	103,163
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/25(a)	EUR	591	623,871
0.50%, 02/15/26(a)	EUR	570	590,723
1.00%, 08/15/24(a)	EUR	410	440,305
1.00%, 08/15/25(a)	EUR	735	776,082
Bundesschatzanweisungen
0.40%, 09/13/24(a)	EUR	506	538,400
2.20%, 12/12/24(a)	EUR	280	303,387
2.50%, 03/13/25(a)	EUR	350	380,611
2.80%, 06/12/25	EUR	320	349,940
			6,286,987
Ireland — 4.6%
Ireland Government Bond
1.00%, 05/15/26(a)	EUR	1,600	1,670,185
5.40%, 03/13/25	EUR	1,637	1,862,158
			3,532,343
Israel — 3.8%
Israel Government Bond - Fixed
0.40%, 10/31/24	ILS	2,410	624,285
0.50%, 04/30/25	ILS	3,230	824,599
0.50%, 02/27/26	ILS	3,040	755,641
1.75%, 08/31/25	ILS	2,860	741,196
			2,945,721
Italy — 11.2%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/15/24(a)	EUR	250	264,680
0.00%, 12/15/24(a)	EUR	260	272,217
0.00%, 04/01/26(a)	EUR	400	400,293
0.35%, 02/01/25(a)	EUR	330	345,503
0.50%, 02/01/26(a)	EUR	677	690,373
1.20%, 08/15/25(a)	EUR	220	230,657
1.45%, 11/15/24(a)	EUR	400	427,750
1.45%, 05/15/25(a)	EUR	310	328,295
1.50%, 06/01/25(a)	EUR	400	423,110
1.60%, 06/01/26(a)	EUR	580	604,498
1.85%, 07/01/25(b)	EUR	780	830,553
2.00%, 12/01/25(a)	EUR	380	403,521
2.10%, 07/15/26(a)	EUR	280	295,460
2.50%, 12/01/24(a)	EUR	720	780,074
2.50%, 11/15/25(a)	EUR	160	172,009
3.40%, 03/28/25(a)	EUR	323	353,754
3.50%, 01/15/26(a)	EUR	160	175,737
3.75%, 09/01/24(a)	EUR	390	428,912
3.80%, 04/15/26(a)	EUR	180	199,119
4.50%, 03/01/26(b)	EUR	579	651,189

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
5.00%, 03/01/25(b)	EUR	338	$379,320
			8,657,024
Japan — 10.7%
Japan Government Five Year Bond
0.00%, 03/20/26	JPY	63,500	446,444
0.00%, 06/20/26	JPY	42,900	301,496
0.10%, 09/20/24	JPY	39,850	280,697
0.10%, 12/20/24	JPY	66,100	465,662
0.10%, 03/20/25	JPY	49,350	347,609
0.10%, 06/20/25	JPY	45,650	321,631
0.10%, 09/20/25	JPY	75,150	529,497
0.10%, 12/20/25	JPY	39,300	276,952
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	29,050	204,750
0.10%, 06/20/26	JPY	16,950	119,449
0.30%, 12/20/25	JPY	16,800	118,955
0.40%, 03/20/25	JPY	53,300	377,268
0.40%, 06/20/25	JPY	36,750	260,387
0.40%, 09/20/25	JPY	25,000	177,273
0.50%, 09/20/24	JPY	33,600	237,747
Japan Government Twenty Year Bond
1.90%, 06/20/25	JPY	15,400	112,177
2.00%, 12/20/25	JPY	10,450	76,973
2.10%, 09/20/24	JPY	52,800	380,361
2.10%, 03/20/26	JPY	5,000	37,092
2.30%, 03/20/26	JPY	14,650	109,221
2.30%, 06/20/26	JPY	23,550	176,463
Japan Government Two Year Bond
0.00%, 08/01/24	JPY	41,600	292,681
0.00%, 09/01/24	JPY	86,900	611,449
0.00%, 10/01/24	JPY	14,650	103,092
0.00%, 11/01/24	JPY	20,000	140,720
0.00%, 01/01/25	JPY	63,850	449,201
0.00%, 03/01/25	JPY	40,000	281,329
0.00%, 04/01/25(c)	JPY	62,600	440,240
0.00%, 05/01/25(c)	JPY	23,450	164,896
0.00%, 06/01/25(c)	JPY	45,650	320,960
0.00%, 07/01/25(c)	JPY	16,350	114,940
			8,277,612
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR	1,016	1,038,348
0.25%, 07/15/25(b)	EUR	1,250	1,300,434
0.50%, 07/15/26(b)	EUR	1,190	1,219,565
			3,558,347
New Zealand — 1.6%
New Zealand Government Bond
0.50%, 05/15/26	NZD	1,050	576,820
2.75%, 04/15/25(a)	NZD	1,134	674,394
			1,251,214
Security	Par (000)		Value

Norway — 1.9%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	7,328	$676,110
1.75%, 03/13/25(b)	NOK	8,018	760,421
			1,436,531
Singapore — 4.5%
Singapore Government Bond
0.50%, 11/01/25	SGD	780	550,097
2.13%, 06/01/26	SGD	1,100	800,107
2.38%, 06/01/25	SGD	1,438	1,060,081
3.00%, 09/01/24	SGD	1,427	1,066,094
			3,476,379
Spain — 6.3%
Spain Government Bond
0.00%, 01/31/25	EUR	210	219,411
0.00%, 05/31/25	EUR	586	605,604
0.00%, 01/31/26	EUR	400	405,192
1.60%, 04/30/25(b)	EUR	575	613,050
1.95%, 04/30/26(b)	EUR	520	552,038
2.15%, 10/31/25(b)	EUR	450	482,579
2.75%, 10/31/24(b)	EUR	590	642,374
2.80%, 05/31/26	EUR	400	433,832
4.65%, 07/30/25(b)	EUR	368	414,315
5.90%, 07/30/26(b)	EUR	440	519,062
			4,887,457
Sweden — 1.4%
Sweden Government Bond, 2.50%, 05/12/25	SEK	11,470	1,073,722

United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP	410	470,083
0.25%, 01/31/25(a)	GBP	790	944,296
0.63%, 06/07/25(a)	GBP	381	451,747
1.50%, 07/22/26(a)	GBP	290	339,595
2.00%, 09/07/25(a)	GBP	320	386,442
2.75%, 09/07/24(a)	GBP	158	197,538
3.50%, 10/22/25(a)	GBP	240	296,731
5.00%, 03/07/25(a)	GBP	340	436,077
			3,522,509
Total Investments — 99.1%
(Cost: $77,443,942)			76,655,735

Other Assets Less Liabilities — 0.9%			696,266

Net Assets — 100.0%			$77,352,001

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$515	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations.	$—	$76,655,735	$—	$76,655,735

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel

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